Capital Management and Solvency - Summary of Composition of Available Own Funds Across Tiers (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 16,525	€ 19,431
Subordinated notes issued by AFC [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 770	€ 832
Total Percentage	5.00%	4.00%
Subordinated liabilities Aegon NV [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 720	€ 767
Total Percentage	4.00%	4.00%
Grandfathered subordinated notes [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 705	€ 750
Total Percentage	4.00%	4.00%
Junior Perpetual Capital Securities [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 993	€ 1,391
Total Percentage	6.00%	7.00%
Perpetual Cumulative Securities [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 387	€ 459
Total Percentage	2.00%	2.00%
Perpetual Contingent Convertible Securities [Member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 442	€ 515
Total Percentage	3.00%	3.00%
New method [member] | Solvency one capital ratio [member] | Tier 1 (Unrestricted Tier 1 + Restricted Tier 1)
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 13,585	€ 16,409
Total Percentage	82.00%	84.00%
New method [member] | Solvency one capital ratio [member] | Unrestricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 11,762	€ 14,044
Total Percentage	71.00%	72.00%
New method [member] | Solvency one capital ratio [member] | Restricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 1,822	€ 2,364
Total Percentage	11.00%	12.00%
New method [member] | Solvency one capital ratio [member] | Tier 2 capital [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 2,195	€ 2,348
Total Percentage	13.00%	12.00%
New method [member] | Solvency one capital ratio [member] | Tier 3 capital [member]
Disclosure of capital management and solvency [line items]
Total Available Own Funds	€ 746	€ 675
Total Percentage	5.00%	3.00%